Short-Term Investment-Grade Portfolio Investment Strategy - Portfolio [Member] - Short-Term Investment-Grade Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed income securities (which include high- and medium-quality fixed income securities). For purposes of the 80% policy, investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund expects to maintain a dollar-weighted average maturity between 1 and 4 years. The Fund may invest in derivatives such as options, futures contracts, and swap agreements.